Segment Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,808,883	$ 1,746,493
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	395,879	356,039
Drybulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,409,166	$ 1,386,726